Income taxes (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Income Taxes

Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Current tax expense
Current tax year	(1 834)	(1 556)
Deferred tax (expense)/income	168	136

Total income tax expense in the income statement	(1 666)	(1 420)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit before tax	8 308	5 010
Deduct share of result of associates and joint ventures	62	93

Profit before tax and before share of result of associates and joint ventures	8 246	4 917
Adjustments on taxable basis
Government incentives	(379)	(354)
Non-deductible/(non-taxable) marked to market on derivatives	(2 222)	508
Other expenses not deductible for tax purposes	1 098	1 082
Other non-taxable income	(549)	(478)

	6 194	5 675
Aggregated weighted nominal tax rate	26.1%	26.8%
Tax at aggregated weighted nominal tax rate	(1 614)	(1 520)
Adjustments on tax expense
Utilization of tax losses not previously recognized	38	119
Recognition of deferred taxes assets on previous years’ tax losses	3	42
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(126)	(147)
(Underprovided)/overprovided in prior years	13	(33)
Deductions from interest on equity	197	215
Deductions from goodwill	11	7
Other tax deductions	108	196
Change in tax rate	(9)	11
Withholding taxes	(257)	(227)
Other tax adjustments	(30)	(83)

	(1 666)	(1 420)
Effective tax rate	20.2%	28.9%